Partnership Distributions - Cash Distributions Tables (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Distribution Made to Limited Partner [Line Items]
Total quarterly distribution per unit	$ 0.40375	[1]	$ 0.38125	$ 0.36375	$ 0.34250	$ 0.31250	$ 0.29125	$ 0.27125	$ 0.25000	$ 0.23125	$ 0.21375	$ 0.19750	$ 0.17875
Total quarterly cash distribution	$ 88,389	[1]	$ 83,461	$ 79,630	$ 74,977	$ 68,409	$ 63,756	$ 59,378	$ 54,726	$ 50,620	$ 46,789	$ 43,232	$ 39,128
Western Gas Partners, LP [Member]
Distribution Made to Limited Partner [Line Items]
Total quarterly distribution per unit	$ 0.800	[2]	$ 0.775	$ 0.750	$ 0.725	$ 0.700	$ 0.675	$ 0.650	$ 0.625	$ 0.600	$ 0.580	$ 0.560	$ 0.540
Total quarterly cash distribution	$ 152,588	[2]	$ 146,160	$ 139,736	$ 133,203	$ 126,044	$ 111,608	$ 105,655	$ 98,749	$ 92,609	$ 83,986	$ 79,315	$ 70,143

[1]	On January 21, 2016, the Board of Directors of WGP GP declared a cash distribution to WGP unitholders of $0.40375 per unit, or $88.4 million in aggregate. The cash distribution was paid on February 22, 2016, to WGP unitholders of record at the close of business on February 1, 2016.
[2]	On January 21, 2016, the Board of Directors of WES GP declared a cash distribution to WES unitholders of $0.800 per unit, or $152.6 million in aggregate, including incentive distributions, but excluding distributions on WES Class C units (see WES Class C unit distributions below). The cash distribution was paid on February 11, 2016, to WES unitholders of record at the close of business on February 1, 2016.